Shareholder Report, Holdings (Details)	Jun. 30, 2026
PSF GLOBAL PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF GLOBAL PORTFOLIO - CLASS I | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS I | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PSF GLOBAL PORTFOLIO - CLASS I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF GLOBAL PORTFOLIO - CLASS I | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF GLOBAL PORTFOLIO - CLASS I | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF GLOBAL PORTFOLIO - CLASS I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF GLOBAL PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF GLOBAL PORTFOLIO - CLASS I | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF GLOBAL PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF GLOBAL PORTFOLIO - CLASS I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF GLOBAL PORTFOLIO - CLASS I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
PSF GLOBAL PORTFOLIO - CLASS I | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF GLOBAL PORTFOLIO - CLASS I | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF GLOBAL PORTFOLIO - CLASS I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF GLOBAL PORTFOLIO - CLASS I | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF GLOBAL PORTFOLIO - CLASS I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF GLOBAL PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PSF GLOBAL PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PSF GLOBAL PORTFOLIO - CLASS I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF GLOBAL PORTFOLIO - CLASS I | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF GLOBAL PORTFOLIO - CLASS I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF GLOBAL PORTFOLIO - CLASS I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF GLOBAL PORTFOLIO - CLASS I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS I | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF GLOBAL PORTFOLIO - CLASS I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS I | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF GLOBAL PORTFOLIO - CLASS I | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF GLOBAL PORTFOLIO - CLASS I | Unaffiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
PSF GLOBAL PORTFOLIO - CLASS I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
PSF GLOBAL PORTFOLIO - CLASS I | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF GLOBAL PORTFOLIO - CLASS III | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS III | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PSF GLOBAL PORTFOLIO - CLASS III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF GLOBAL PORTFOLIO - CLASS III | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF GLOBAL PORTFOLIO - CLASS III | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF GLOBAL PORTFOLIO - CLASS III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF GLOBAL PORTFOLIO - CLASS III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF GLOBAL PORTFOLIO - CLASS III | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF GLOBAL PORTFOLIO - CLASS III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF GLOBAL PORTFOLIO - CLASS III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS III | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF GLOBAL PORTFOLIO - CLASS III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
PSF GLOBAL PORTFOLIO - CLASS III | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF GLOBAL PORTFOLIO - CLASS III | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF GLOBAL PORTFOLIO - CLASS III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF GLOBAL PORTFOLIO - CLASS III | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS III | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF GLOBAL PORTFOLIO - CLASS III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF GLOBAL PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PSF GLOBAL PORTFOLIO - CLASS III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PSF GLOBAL PORTFOLIO - CLASS III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF GLOBAL PORTFOLIO - CLASS III | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF GLOBAL PORTFOLIO - CLASS III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF GLOBAL PORTFOLIO - CLASS III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF GLOBAL PORTFOLIO - CLASS III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS III | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS III | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF GLOBAL PORTFOLIO - CLASS III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS III | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF GLOBAL PORTFOLIO - CLASS III | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF GLOBAL PORTFOLIO - CLASS III | Unaffiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
PSF GLOBAL PORTFOLIO - CLASS III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
PSF GLOBAL PORTFOLIO - CLASS III | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Unaffiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[1]
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Unaffiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[1]
PSF PGIM BALLAST PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM BALLAST PORTFOLIO - CLASS I | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
PSF PGIM BALLAST PORTFOLIO - CLASS I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
PSF PGIM BALLAST PORTFOLIO - CLASS I | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
PSF PGIM BALLAST PORTFOLIO - CLASS I | Unaffiliated Exchange-Traded Funds - Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PSF PGIM BALLAST PORTFOLIO - CLASS I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
PSF PGIM BALLAST PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PSF PGIM BALLAST PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PSF PGIM BALLAST PORTFOLIO - CLASS I | Unaffiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[1]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Consumer Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Sovereign Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%	[1]
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS I | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS I | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS I | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS III | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS III | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS III | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS III | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[2]
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I | BB [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I | B [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III | AA [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III | BB [Member]
Holdings [Line Items]
Percent of Total Investments	41.10%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III | B [Member]
Holdings [Line Items]
Percent of Total Investments	31.50%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Affiliated Mutual Fund - Short-Term Investment (2.1% represents investments purchased with collateral from securities on loan)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Affiliated Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM Laddered Allocation S&P 500 Buffer 12Portfolio - Class III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Laddered Allocation S&P 500 Buffer 12Portfolio - Class III | Affiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
PSF PGIM Laddered Allocation S&P 500 Buffer 12Portfolio - Class III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
PSF PGIM Laddered Allocation S&P 500 Buffer 12Portfolio - Class III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.10%
PSF PGIM Laddered Allocation S&P 500 Buffer 12Portfolio - Class III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.10%)	[2]
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio - Class III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio - Class III | Affiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio - Class III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[2]
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio - Class III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio - Class III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)	[2]
PSF PGIM Total Return Bond Portfolio - Class I
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM Total Return Bond Portfolio - Class I | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
PSF PGIM Total Return Bond Portfolio - Class I | AA [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
PSF PGIM Total Return Bond Portfolio - Class I | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
PSF PGIM Total Return Bond Portfolio - Class I | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
PSF PGIM Total Return Bond Portfolio - Class I | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
PSF PGIM Total Return Bond Portfolio - Class I | B [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
PSF PGIM Total Return Bond Portfolio - Class I | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PSF PGIM Total Return Bond Portfolio - Class I | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PSF PGIM Total Return Bond Portfolio - Class I | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | AA [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | A [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | B [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	142.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(42.10%)
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Unaffiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	142.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(42.10%)
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Unaffiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
PSF STOCK INDEX PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF STOCK INDEX PORTFOLIO - CLASS I | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
PSF STOCK INDEX PORTFOLIO - CLASS I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PSF STOCK INDEX PORTFOLIO - CLASS I | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PSF STOCK INDEX PORTFOLIO - CLASS I | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PSF STOCK INDEX PORTFOLIO - CLASS I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF STOCK INDEX PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF STOCK INDEX PORTFOLIO - CLASS I | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF STOCK INDEX PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF STOCK INDEX PORTFOLIO - CLASS I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF STOCK INDEX PORTFOLIO - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF STOCK INDEX PORTFOLIO - CLASS I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF STOCK INDEX PORTFOLIO - CLASS I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF STOCK INDEX PORTFOLIO - CLASS I | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF STOCK INDEX PORTFOLIO - CLASS I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF STOCK INDEX PORTFOLIO - CLASS I | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF STOCK INDEX PORTFOLIO - CLASS I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF STOCK INDEX PORTFOLIO - CLASS I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF STOCK INDEX PORTFOLIO - CLASS I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF STOCK INDEX PORTFOLIO - CLASS I | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF STOCK INDEX PORTFOLIO - CLASS I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - CLASS I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF STOCK INDEX PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
PSF STOCK INDEX PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
PSF STOCK INDEX PORTFOLIO - CLASS I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF STOCK INDEX PORTFOLIO - CLASS I | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF STOCK INDEX PORTFOLIO - CLASS I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF STOCK INDEX PORTFOLIO - CLASS I | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - CLASS I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF STOCK INDEX PORTFOLIO - CLASS I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF STOCK INDEX PORTFOLIO - CLASS I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF STOCK INDEX PORTFOLIO - CLASS I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO - CLASS I | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF STOCK INDEX PORTFOLIO - CLASS I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF STOCK INDEX PORTFOLIO - CLASS I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF STOCK INDEX PORTFOLIO - CLASS I | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF STOCK INDEX PORTFOLIO - CLASS I | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO - CLASS I | Unaffiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF STOCK INDEX PORTFOLIO - CLASS I | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF STOCK INDEX PORTFOLIO - CLASS I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1]
PSF STOCK INDEX PORTFOLIO - CLASS I | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF STOCK INDEX PORTFOLIO - CLASS I | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF STOCK INDEX PORTFOLIO - CLASS III | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
PSF STOCK INDEX PORTFOLIO - CLASS III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PSF STOCK INDEX PORTFOLIO - CLASS III | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
PSF STOCK INDEX PORTFOLIO - CLASS III | Technology Hardware, Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
PSF STOCK INDEX PORTFOLIO - CLASS III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF STOCK INDEX PORTFOLIO - CLASS III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF STOCK INDEX PORTFOLIO - CLASS III | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF STOCK INDEX PORTFOLIO - CLASS III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF STOCK INDEX PORTFOLIO - CLASS III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF STOCK INDEX PORTFOLIO - CLASS III | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - CLASS III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF STOCK INDEX PORTFOLIO - CLASS III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF STOCK INDEX PORTFOLIO - CLASS III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF STOCK INDEX PORTFOLIO - CLASS III | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF STOCK INDEX PORTFOLIO - CLASS III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF STOCK INDEX PORTFOLIO - CLASS III | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF STOCK INDEX PORTFOLIO - CLASS III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF STOCK INDEX PORTFOLIO - CLASS III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF STOCK INDEX PORTFOLIO - CLASS III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF STOCK INDEX PORTFOLIO - CLASS III | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF STOCK INDEX PORTFOLIO - CLASS III | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - CLASS III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF STOCK INDEX PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
PSF STOCK INDEX PORTFOLIO - CLASS III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
PSF STOCK INDEX PORTFOLIO - CLASS III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF STOCK INDEX PORTFOLIO - CLASS III | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF STOCK INDEX PORTFOLIO - CLASS III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF STOCK INDEX PORTFOLIO - CLASS III | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - CLASS III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF STOCK INDEX PORTFOLIO - CLASS III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF STOCK INDEX PORTFOLIO - CLASS III | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF STOCK INDEX PORTFOLIO - CLASS III | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO - CLASS III | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF STOCK INDEX PORTFOLIO - CLASS III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF STOCK INDEX PORTFOLIO - CLASS III | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF STOCK INDEX PORTFOLIO - CLASS III | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF STOCK INDEX PORTFOLIO - CLASS III | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO - CLASS III | Unaffiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF STOCK INDEX PORTFOLIO - CLASS III | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF STOCK INDEX PORTFOLIO - CLASS III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1]
PSF STOCK INDEX PORTFOLIO - CLASS III | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF STOCK INDEX PORTFOLIO - CLASS III | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%

[1]	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
[2]	Less than 0.05%